Label	Element	Value
BNY Mellon U.S. Mortgage Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

May 27, 2020

BNY MELLON U.S. MORTGAGE FUND, INC.

Supplement to Current Summary Prospectus and Prospectus

The following information supplements the information contained in the fund's summary prospectus and prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon U.S. Mortgage Fund, Inc.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective June 1, 2020, the fund's investment adviser, BNY Mellon Investment Adviser, Inc. has agreed, until November 30, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund's Class A, Class C, Class I, Class Y and Class Z shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .80%, 1.55%, .55%, .55% and .70%, respectively.  On or after November 30, 2020, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2020